Income Taxes (FY)	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes
14. Income Taxes
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	December 31,
(in thousands)	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$105,425	$94,923
Research and development credits	55,020	50,842
Collaboration and license agreement	2,832	3,422

	December 31,
(in thousands)	2025	2024
Capitalized research and development	46,041	59,803
Share-based compensation	4,329	5,863
Accrued expenses and other	4,581	1,404
Operating lease liabilities	6,520	7,560
Depreciation and amortization	1,048	461
Total gross deferred tax assets before valuation allowance	225,796	224,278
Valuation allowance	(222,752)	(219,833)
Net deferred tax assets	3,044	4,445
Deferred tax liabilities:
Right of use assets - operating leases	(3,044)	(4,445)
Total deferred tax liabilities	(3,044)	(4,445)
Net deferred taxes	$—	$—

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined the deferred tax assets do not meet the more-likely-than-not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2025 and 2024. The valuation allowance increased by $2.9 million and $19.1 million during the years ended December 31, 2025 and 2024, respectively.
During the year ended December 31, 2025, the Company adopted ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures retrospectively. A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2025		2024
(in thousands)	Amount	Percent	Amount	Percent
US federal statutory tax rate	$(9,560)	21.0%	$(13,601)	21.0%
Federal:
Tax credits:
Research and development tax credits	(175)	0.4	(626)	1.0
Orphan drug tax credits	(4,003)	8.8	(4,896)	7.6
Changes in valuation allowances	12,334	(27.2)	17,422	(27.0)
Nontaxable or nondeductible items:
Share-based payment awards	241	(0.5)	459	(0.7)
Expiration of share-based payment awards	1,159	(2.5)	1,233	(1.9)
Other	4	0.0	9	0.0
State and local income taxes, net of federal income tax effect[1]	—	—	—	—
Effective tax rate	$—	—%	$—	—%

1	In 2025 and 2024, state and local income taxes in Pennsylvania and Philadelphia comprise the majority of the state and local income taxes, net of federal income tax effect category.
During the years ended December 31, 2025 and 2024, the Company made no income tax payments. Additionally, the Company generated no foreign pre-tax income or losses during these periods, as all operations were conducted within the United States.
The following table summarizes carryforwards of federal, state and local net operating losses, or NOL, and research and development and orphan drug tax credits:

	December 31,
(in thousands)	2025	2024
Federal	$398,039	$339,055
State	398,035	339,051
Local	277,828	218,844
Research tax credits	55,020	50,842

For federal income tax purposes, $0.3 million of NOL carryforwards expire in 2037. The remaining federal NOL carryforwards were generated subsequent to January 1, 2018, and therefore, are able to be carried forward indefinitely.
For state income tax purposes, NOL carryforwards begin expiring in 2037, and expire through 2045.
For local income tax purposes related to the city of Philadelphia, NOL carryforwards begin expiring in 2042, and expire through 2045.
As of December 31, 2025, the Company also had $11.6 million of federal research and development and $43.4 million orphan drug tax credit carryforwards that will begin to expire in 2038 and 2040, respectively, unless previously utilized.
The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has not done an analysis to determine whether or not ownership changes have occurred since inception. Certain state NOL carryforwards may also be limited, including Pennsylvania, which limits NOL utilization as a percentage of apportioned taxable income.
The Company will recognize interest and penalties related to uncertain tax positions as a component of interest income, net. As of December 31, 2025, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts have been recognized in the Company’s statement of operations. Tax years from 2022 and after remain subject to examination by the taxing jurisdictions. The NOL and tax credit carryforwards remain subject to review until utilized.